SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

27. SUBSEQUENT EVENTS

        We obtained short term loan from China Merchants Bank on September 29, 2014, with the total amount of RMB4.9 million. The duration of the short term loan was 6 months from September 29, 2014 to March 29, 2015. The maturity of the loan has been extended to September 29, 2015 in March 2015.